Schedule of Business Acquisition, Pro Forma Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 27,004
Loss from operations	(28,584)
Net loss	$ (19,773)
Basic and diluted | $ / shares	(19,773.32)